Expense Example (USD $)	0 Months Ended
Mar. 31, 2015
Investor Class Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,626
Expense Example, with Redemption, 10 Years	3,599
Institutional Class Shares
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	1,504
Expense Example, with Redemption, 10 Years	3,369
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	1,402
Expense Example, with Redemption, 5 Years	2,107
Expense Example, with Redemption, 10 Years	$ 3,967